Income and deferred tax - Unrecognized deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 668,575	€ 592,958	€ 442,395
Unrecognized deferred tax assets for temporary differences	14,323	11,354	6,346
Tax loss carryforwards | Not expiring
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	572,204	474,989	307,682
Tax loss carryforwards | Not later than five years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	24,768	13,297	21,409
Tax loss carryforwards | Later than five years and not later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	32,179	45,696	38,207
Tax loss carryforwards | Later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	38,243	57,662	73,811
Tax credits
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 1,181	€ 1,313	€ 1,286